5. Loans and Allowance for Loan Losses, Alowance for Credit Losses (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Allowance for Credit Losses [Roll Forward]
Beginning Balance	$ 7,449	$ 9,024
Provision for Credit Losses	1,320	958
Charge-offs	2,080	3,381
Recoveries	(136)	(848)
Net Charge-offs	1,944	2,533
Ending Balance	6,825	7,449
Ending Balance: Individually evaluated for impairment	3,197	2,179
Ending Balance: Collectively evaluated for impairment	3,628	5,270
Loans: [Abstract]
Ending Balance: Individually Evaluated for Impairment	33,612	29,858
Ending balance: Collectively Evaluated for Impairment	370,792	361,187
Ending Balance	404,404	391,045
Second Mortgage [Member]
Allowance for Credit Losses [Roll Forward]
Beginning Balance	161	371
Provision for Credit Losses	126	(123)
Charge-offs	134	90
Recoveries	0	(3)
Net Charge-offs	134	87
Ending Balance	153	161
Ending Balance: Individually evaluated for impairment	45
Ending Balance: Collectively evaluated for impairment	108
Loans: [Abstract]
Ending Balance: Individually Evaluated for Impairment	118
Ending balance: Collectively Evaluated for Impairment	7,816
Ending Balance	7,934
Home Equity Line of Credit [Member]
Allowance for Credit Losses [Roll Forward]
Beginning Balance	30	69
Provision for Credit Losses	23	(16)
Charge-offs	3	23
Recoveries	0	0
Net Charge-offs	3	23
Ending Balance	50	30
Ending Balance: Individually evaluated for impairment	38
Ending Balance: Collectively evaluated for impairment	12
Loans: [Abstract]
Ending Balance: Individually Evaluated for Impairment	402
Ending balance: Collectively Evaluated for Impairment	7,482
Ending Balance	7,884
Personal and Overdrafts [Member]
Allowance for Credit Losses [Roll Forward]
Beginning Balance	486	764
Provision for Credit Losses	366	101
Charge-offs	444	453
Recoveries	(75)	(74)
Net Charge-offs	369	379
Ending Balance	483	486
Ending Balance: Individually evaluated for impairment	84
Ending Balance: Collectively evaluated for impairment	399
Loans: [Abstract]
Ending Balance: Individually Evaluated for Impairment	490
Ending balance: Collectively Evaluated for Impairment	20,286
Ending Balance	20,776
Commercial and Agricultural Real Estate Portfolio Segment [Member]
Allowance for Credit Losses [Roll Forward]
Beginning Balance	1,530	1,620
Provision for Credit Losses	117	356
Charge-offs	420	594
Recoveries	(37)	(148)
Net Charge-offs	383	446
Ending Balance	1,264	1,530
Ending Balance: Individually evaluated for impairment	751
Ending Balance: Collectively evaluated for impairment	513
Loans: [Abstract]
Ending Balance: Individually Evaluated for Impairment	1,201
Ending balance: Collectively Evaluated for Impairment	33,750
Ending Balance	34,951
Unallocated [Member]
Allowance for Credit Losses [Roll Forward]
Beginning Balance	686	414
Provision for Credit Losses	332	272
Charge-offs	0	0
Recoveries	0	0
Net Charge-offs	0	0
Ending Balance	1,018	686
Ending Balance: Individually evaluated for impairment	0
Ending Balance: Collectively evaluated for impairment	1,018
Loans: [Abstract]
Ending Balance: Individually Evaluated for Impairment	0
Ending balance: Collectively Evaluated for Impairment	0
Ending Balance	0
One to Four Family Residential [Member]
Allowance for Credit Losses [Roll Forward]
Beginning Balance		1,618
Provision for Credit Losses		47
Charge-offs		584
Recoveries		(161)
Net Charge-offs		423
Ending Balance		1,242
Ending Balance: Individually evaluated for impairment	394	491
Ending Balance: Collectively evaluated for impairment	581	751
Loans: [Abstract]
Ending Balance: Individually Evaluated for Impairment	9,068	11,045
Ending balance: Collectively Evaluated for Impairment	166,792	156,732
Ending Balance	175,860	167,777
Multi Family and Commercial [Member]
Allowance for Credit Losses [Roll Forward]
Beginning Balance		477
Provision for Credit Losses		49
Charge-offs		246
Recoveries		0
Net Charge-offs		246
Ending Balance		280
Ending Balance: Individually evaluated for impairment	0	5
Ending Balance: Collectively evaluated for impairment	143	275
Loans: [Abstract]
Ending Balance: Individually Evaluated for Impairment	0	405
Ending balance: Collectively Evaluated for Impairment	20,592	16,943
Ending Balance	20,592	17,348
Construction and Land Development [Member]
Allowance for Credit Losses [Roll Forward]
Beginning Balance		1,746
Provision for Credit Losses		(858)
Charge-offs		518
Recoveries		(453)
Net Charge-offs		65
Ending Balance		823
Ending Balance: Individually evaluated for impairment	0	0
Ending Balance: Collectively evaluated for impairment	230	823
Loans: [Abstract]
Ending Balance: Individually Evaluated for Impairment	1,694	1,660
Ending balance: Collectively Evaluated for Impairment	16,815	17,501
Ending Balance	18,509	19,161
Commercial, Owner Occupied [Member]
Allowance for Credit Losses [Roll Forward]
Beginning Balance		1,209
Provision for Credit Losses		511
Charge-offs		686
Recoveries		(5)
Net Charge-offs		681
Ending Balance		1,039
Ending Balance: Individually evaluated for impairment	630	369
Ending Balance: Collectively evaluated for impairment	399	670
Loans: [Abstract]
Ending Balance: Individually Evaluated for Impairment	8,921	7,708
Ending balance: Collectively Evaluated for Impairment	62,538	56,796
Ending Balance	71,459	64,504
Commercial, Non owner Occupied [Member]
Allowance for Credit Losses [Roll Forward]
Beginning Balance		400
Provision for Credit Losses		856
Charge-offs		183
Recoveries		(2)
Net Charge-offs		181
Ending Balance		1,075
Ending Balance: Individually evaluated for impairment	1,230	494
Ending Balance: Collectively evaluated for impairment	185	581
Loans: [Abstract]
Ending Balance: Individually Evaluated for Impairment	11,035	6,427
Ending balance: Collectively Evaluated for Impairment	26,082	29,109
Ending Balance	37,117	35,536
Farmland [Member]
Allowance for Credit Losses [Roll Forward]
Beginning Balance		336
Provision for Credit Losses		(237)
Charge-offs		4
Recoveries		(2)
Net Charge-offs		2
Ending Balance		97
Ending Balance: Individually evaluated for impairment	25	2
Ending Balance: Collectively evaluated for impairment	40	95
Loans: [Abstract]
Ending Balance: Individually Evaluated for Impairment	683	502
Ending balance: Collectively Evaluated for Impairment	8,639	10,678
Ending Balance	9,322	11,180
One to Four Family Residential [Member]
Allowance for Credit Losses [Roll Forward]
Beginning Balance	1,242
Provision for Credit Losses	166
Charge-offs	452
Recoveries	(19)
Net Charge-offs	433
Ending Balance	975
Multi Family and Commercial [Member]
Allowance for Credit Losses [Roll Forward]
Beginning Balance	280
Provision for Credit Losses	(137)
Charge-offs	0
Recoveries	0
Net Charge-offs	0
Ending Balance	143
Construction and Land Development [Member]
Allowance for Credit Losses [Roll Forward]
Beginning Balance	823
Provision for Credit Losses	(471)
Charge-offs	127
Recoveries	(5)
Net Charge-offs	122
Ending Balance	230
Commercial, Owner Occupied [Member]
Allowance for Credit Losses [Roll Forward]
Beginning Balance	1,039
Provision for Credit Losses	42
Charge-offs	52
Recoveries	0
Net Charge-offs	52
Ending Balance	1,029
Commercial, Non owner Occupied [Member]
Allowance for Credit Losses [Roll Forward]
Beginning Balance	1,075
Provision for Credit Losses	748
Charge-offs	408
Recoveries	0
Net Charge-offs	408
Ending Balance	1,415
Farmland [Member]
Allowance for Credit Losses [Roll Forward]
Beginning Balance	97
Provision for Credit Losses	8
Charge-offs	40
Recoveries	0
Net Charge-offs	40
Ending Balance	65
Second Mortgage [Member]
Allowance for Credit Losses [Roll Forward]
Ending Balance		161
Ending Balance: Individually evaluated for impairment		0
Ending Balance: Collectively evaluated for impairment		161
Loans: [Abstract]
Ending Balance: Individually Evaluated for Impairment		321
Ending balance: Collectively Evaluated for Impairment		8,977
Ending Balance		9,298
Home Equity Line of Credit [Member]
Allowance for Credit Losses [Roll Forward]
Ending Balance		30
Ending Balance: Individually evaluated for impairment		0
Ending Balance: Collectively evaluated for impairment		30
Loans: [Abstract]
Ending Balance: Individually Evaluated for Impairment		0
Ending balance: Collectively Evaluated for Impairment		8,287
Ending Balance		8,287
Personal and Overdrafts [Member]
Allowance for Credit Losses [Roll Forward]
Ending Balance		486
Ending Balance: Individually evaluated for impairment		1
Ending Balance: Collectively evaluated for impairment		485
Loans: [Abstract]
Ending Balance: Individually Evaluated for Impairment		328
Ending balance: Collectively Evaluated for Impairment		22,327
Ending Balance		22,655
Commercial and Agricultural Real Estate Portfolio Segment [Member]
Allowance for Credit Losses [Roll Forward]
Ending Balance		1,530
Ending Balance: Individually evaluated for impairment		817
Ending Balance: Collectively evaluated for impairment		713
Loans: [Abstract]
Ending Balance: Individually Evaluated for Impairment		1,462
Ending balance: Collectively Evaluated for Impairment		33,837
Ending Balance		35,299
Unallocated [Member]
Allowance for Credit Losses [Roll Forward]
Ending Balance		686
Ending Balance: Individually evaluated for impairment		0
Ending Balance: Collectively evaluated for impairment		686
Loans: [Abstract]
Ending Balance: Individually Evaluated for Impairment		0
Ending balance: Collectively Evaluated for Impairment		0
Ending Balance		$ 0